Segment Reporting - Schedule of Financial Information Including Segment Expenses (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Revenue
Total revenue	$ 3,993,286	$ 5,167,711	$ 3,734,033
Cost of revenue
Total cost of revenue	(3,006,112)	(3,890,209)	(2,904,816)
Gross profit	987,174	1,277,502	829,217
Operating expenses
Total operating expenses	(1,208,217)	(1,563,553)	(1,355,431)
Loss from operations	(221,043)	(286,051)	(526,214)
Other income (expenses)
Interest expenses, net	(31,542)	(40,818)	(51,346)
Other income	49,012	63,427	56,587
Total other income, net	17,470	22,609	5,241
Loss before income taxes	(203,573)	(263,442)	(520,973)
Income tax benefit (expenses)	(39,993)	(51,755)	12,860
Net loss	(243,566)	(315,197)	(508,113)
Chief Operating Decision Maker (CODM) [Member]
Revenue
Total revenue	3,993,286	5,167,711	3,734,033
Cost of revenue
Total cost of revenue	(3,006,112)	(3,890,209)	(2,904,816)
Gross profit	987,174	1,277,502	829,217
Operating expenses
Staff expenses	(472,436)	(611,379)	(575,997)
Depreciation and amortization	(34,079)	(44,101)	(23,811)
Lease expenses	(95,200)	(123,198)	(99,916)
Insurance and medical expenses	(79,724)	(103,171)	(101,413)
Transport and entertainment	(26,915)	(34,831)	(20,694)
Professional fees	(496,634)	(642,694)	(323,693)
Bad debt written off			(183,732)
Other miscellaneous expenses	(3,229)	(4,179)	(26,175)
Total operating expenses	(1,208,217)	(1,563,553)	(1,355,431)
Loss from operations	(221,043)	(286,051)	(526,214)
Other income (expenses)
Interest expenses, net	(31,542)	(40,818)	(51,346)
Other income	49,012	63,427	56,587
Total other income, net	17,470	22,609	5,241
Loss before income taxes	(203,573)	(263,442)	(520,973)
Income tax benefit (expenses)	(39,993)	(51,755)	12,860
Net loss	(243,566)	(315,197)	(508,113)
Commercial customers [Member] | Chief Operating Decision Maker (CODM) [Member]
Revenue
Total revenue	828,727	1,072,455	719,903
Residential customers {Member] | Chief Operating Decision Maker (CODM) [Member]
Revenue
Total revenue	3,164,559	4,095,256	3,014,130
Subcontracting costs {Member] | Chief Operating Decision Maker (CODM) [Member]
Cost of revenue
Total cost of revenue	(1,469,073)	(1,901,127)	(787,515)
Material costs {Member] | Chief Operating Decision Maker (CODM) [Member]
Cost of revenue
Total cost of revenue	(606,554)	(784,941)	(907,026)
Labor costs {Member] | Chief Operating Decision Maker (CODM) [Member]
Cost of revenue
Total cost of revenue	(438,277)	(567,174)	(573,620)
Equipment rental and site costs {Member] | Chief Operating Decision Maker (CODM) [Member]
Cost of revenue
Total cost of revenue	(223,160)	(288,791)	(261,592)
Other direct costs {Member] | Chief Operating Decision Maker (CODM) [Member]
Cost of revenue
Total cost of revenue	$ (269,048)	$ (348,176)	$ (375,063)